Loans and Borrowings	12 Months Ended
Mar. 31, 2020
Disclosure Of Loans And Borrowings [Abstract]
Loans and Borrowings
29)	LOANS AND BORROWINGS

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 6 and 36.

	As at March 31
Particulars	2019	2020
Non-current liabilities
Secured bank loans	474	698
Lease liabilities (refer note 4)	—	20,915
Non-current portion of loans and borrowings	474	21,613

	As at March 31
Particulars	2019	2020
Current liabilities
Current portion of secured bank loans	233	333
Current portion of lease liabilities (refer note 4)	—	3,638
Current portion of loans and borrowings	233	3,971

Terms and debt repayment schedule of bank loans:

Terms and conditions of outstanding loans are as follows:

				As at March 31, 2019		As at March 31, 2020
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	8%-11%	2019 - 2024	1,196	707	1,471	1,031
Lease liabilities (refer note 4)		10%-11%	2020 - 2028	—	—	41,432	24,553

The bank loans are secured over motor vehicles with a carrying amount of USD 1,089 as at March 31, 2020 (March 31, 2019: USD 641).

Credit facility

The group has fund based limits with various banks amounting to USD 5,347 as at March 31, 2020 (March 31, 2019: USD 5,760).

As at March 31, 2020, the Group has obtained limits of  USD 37,796 (March 31, 2019: USD 38,684) for bank guarantees, primarily in favor of International Air Transport Association (“IATA”) and other suppliers from various banks, against any payment default by the Company. Against these limits, the Group has pledged certain term deposits (refer note 24), property, plant and equipment, inventory and trade receivables of USD 79,811 (March 31, 2019: USD 61,060) of various subsidiaries which are availing these limits. As at March 31, 2020 and March 31, 2019, the Parent Company has issued guarantees to a bank in respect of credit facilities granted to two Indian subsidiaries.

Reconciliation of movements of liabilities to cash flows arising from financing activities:

Changes in cash flows from financing activities

	Liabilities
Particulars	Lease liabilities	Secured bank loans	Total
Balance as at April 1, 2017	—	749	749

Proceeds from bank loans	—	281	281
Repayment of bank loans	—	(377)	(377)
Interest accrued	—	76	76
Interest paid	—	(76)	(76)
Effect of change in foreign exchange rates	—	(1)	(1)

Balance as at March 31, 2018	—	652	652

Proceeds from bank loans	—	336	336
Repayment of bank loans	—	(239)	(239)
Interest accrued	—	50	50
Interest paid	—	(50)	(50)
Effect of change in foreign exchange rates	—	(42)	(42)

Balance as at March 31, 2019	—	707	707

Impact due to initial application of IFRS 16	24,877	—	24,877
Restated balance as at April 1, 2019	24,877	707	25,584

Proceeds from bank loans	—	702	702
Repayment of bank loans	—	(316)	(316)
Acquired through business combination	945	9	954
Additions to lease liabilities	3,974	—	3,974
Payment of lease liabilities	(6,212)	—	(6,212)
Interest accrued	2,731	61	2,792
Interest paid	—	(61)	(61)
Effect of change in foreign exchange rates	(1,762)	(71)	(1,833)

Balance as at March 31, 2020	24,553	1,031	25,584